DERIVATIVE LIABILITY (Details) - Warrant [Member] - $ / shares	3 Months Ended	12 Months Ended
	Nov. 30, 2019	Aug. 31, 2019
Number of warrants/rights, Outstanding, August 31, 2019	8,480,000	8,480,000
Number of warrants/rights, Granted
Number of warrants/rights, Exercised
Number of warrants/rights, Forfeited
Number of warrants/rights, Expired
Number of warrants/rights, Outstanding, November 30, 2019	8,480,000	8,480,000
Weighted Average Exercise Price Per Share, Outstanding, August 31, 2019	$ 0.165	$ 0.165
Weighted Average Exercise Price Per Share, Granted
Weighted Average Exercise Price Per Share, Forfeited
Weighted Average Exercise Price Per Share, Expired
Weighted Average Exercise Price Per Share, Outstanding, November 30, 2019	$ 0.165	$ 0.165